Cover	Dec. 29, 2022
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 29, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity File Number	000-56113
Entity Tax Identification Number	91-1495764
Entity Address Address Line 1	405 West Main Avenue
Entity Address Address Line 2	Suite 2D
Entity Address City Or Town	West Fargo
Entity Address State Or Province	ND
Entity Address Postal Zip Code	58078
City Area Code	307
Local Phone Number	274-3055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ